Stockholders’ Deficit - Narrative (Details)		3 Months Ended
	Oct. 20, 2025 $ / shares	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Sep. 30, 2025 vote $ / shares shares	Dec. 31, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Common stock and preferred stock, shares authorized (in shares) | shares				2,000,000,000
Common stock, shares authorized (in shares) | shares		1,980,000,000	1,980,000,000	1,980,000,000	265,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares) | shares				20,000,000
Preferred stock, par value (in dollars per share)				$ 0.0001
Common stock, number of votes per share | vote				1
Public Warrants
Class of Warrant or Right [Line Items]
Sale of stock, price per share (in dollars per share)	$ 18.00	$ 14.53
Period in which stock must reach mandatory closing price (in days)	20 days	20 days
Maximum period in which stock can reach mandatory closing price (in days)	30 days	30 days
Period for prior written notice before redemption (in days)	30 days	30 days
Warrants, redemption price (in dollars per share)	$ 0.01	$ 0.01